Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (82.8%)
Advertising (0.4%)
$625	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$677,109

Aerospace and Defense (1.3%)
250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(B+, B1)	09/30/28	4.750	254,250
800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	853,352
1,250	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,326,444

					2,434,046

Air Transportation (0.4%)
685	Mileage Plus Intellectual Property Assets, Ltd. Rule 144A, Senior Secured Notes (Callable 06/30/23 @ 103.25)(1)	(NR, Baa3)	06/20/27	6.500	750,931

Auto Parts & Equipment (2.5%)
200	Adient U.S. LLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 104.50)(1)	(BB-, Ba3)	04/15/25	9.000	222,250
385	BorgWarner, Inc., Rule 144A, Senior Unsecured Notes (1)	(BBB, Baa1)	10/01/25	5.000	443,501
2,310	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	2,491,127
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	1,101,750
250	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94)(1)	(B, Ba3)	01/15/29	7.875	281,574

					4,540,202

Automakers (0.6%)
400	Ford Motor Co., Global Senior Unsecured Notes	(BB+, Ba2)	04/21/23	8.500	446,500
675	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB, B1)	07/15/28	6.250	724,359

					1,170,859

Brokerage (0.6%)
1,098	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,161,821

Building & Construction (0.8%)
400	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	420,250
1,050	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,100,988

					1,521,238

Building Materials (3.8%)
825	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	825,000
1,065	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,053,019
1,650	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,749,000
400	Jeld-Wen, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.12)(1)	(BB+, Ba2)	05/15/25	6.250	427,000
1,200	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC+, Caa1)	02/01/29	5.625	1,164,750
400	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 105.06)(1)	(B+, B2)	08/01/26	6.750	426,000
200	Summit Materials Finance Corp. Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.63)(1)	(BB, B2)	01/15/29	5.250	209,448
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B2)	06/15/25	7.125	547,413
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B2)	06/15/28	7.250	560,202

					6,961,832

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (3.6%)
$685	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	$740,228
500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	516,125
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	52,568
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	895,687
1,023	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B+, B3)	08/15/27	5.375	1,067,255
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,474,200
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	723,960
1,077	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	1,123,413

					6,593,436

Chemicals (2.6%)
200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	212,750
500	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	516,130
1,440	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,470,931
800	Nouryon Holding B.V., Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(3)	(B-, Caa1)	10/01/26	6.500	989,960
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	3,730
400	Trinseo Materials Finance, Inc. Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B-, B2)	04/01/29	5.125	413,000
1,118	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 104.31)(1)	(CCC+, Caa1)	07/15/25	5.750	1,087,255

					4,693,756

Consumer/Commercial/Lease Financing (1.0%)
1,750	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	1,807,969

Diversified Capital Goods (1.8%)
400	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.00)(1)	(B+, B3)	09/01/29	4.000	399,500
325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 04/26/21 @ 103.06)(1)	(CCC+, Caa2)	08/15/25	6.125	334,170
800	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	805,504
470	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	482,043
205	NESCO Holdings II, Inc., Rule 144A, Secured Notes (Callable 04/15/24 @ 102.75)(1)	(B, B3)	04/15/29	5.500	210,484
1,000	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,074,453

					3,306,154

Electronics (2.0%)
1,750	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/06/21 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,813,437
1,200	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (1)	(BB+, Ba3)	10/01/25	5.000	1,328,250
235	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	239,678
200	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(BB-, Ba3)	06/15/29	4.000	198,960

					3,580,325

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (1.6%)
$550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B1)	03/14/27	7.250	$591,448
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B1)	01/15/29	6.000	572,580
395	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B, Caa1)	03/01/28	8.125	393,469
1,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 04/26/21 @ 104.88)(1)	(B, Caa3)	11/01/23	9.750	1,329,863

					2,887,360

Environmental (0.4%)
425	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	448,417
200	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	197,750

					646,167

Food - Wholesale (0.2%)
400	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, Caa1)	02/15/29	4.750	400,500

Forestry & Paper (0.3%)
525	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BBB-, Ba1)	07/15/27	5.750	560,858

Gaming (4.2%)
500	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B, Caa1)	08/15/26	6.000	521,838
1,665	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	1,725,856
868	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 04/26/21 @ 102.75)(1)	(CCC-, Caa3)	03/01/24	8.250	828,940
2,100	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/26/21 @ 101.69)(1)	(CCC, Caa2)	10/15/24	6.750	2,123,625
1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 04/26/21 @ 103.94)(1)	(B-, B3)	02/01/24	7.875	1,533,114
750	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	828,000

					7,561,373

Gas Distribution (2.4%)
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 04/26/21 @ 101.88)	(B+, B1)	06/15/24	5.625	734,531
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 04/26/21 @ 104.88)	(B+, B1)	10/01/25	6.500	417,403
675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 04/26/21 @ 104.69)	(B+, B1)	05/15/26	6.250	645,891
1,000	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	1,013,500
950	NGL Energy Finance Corp., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 103.75)(1)	(BB-, B1)	02/01/26	7.500	976,543
500	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	539,112

					4,326,980

Health Facilities (0.8%)
750	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	863,831
500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	552,188

					1,416,019

Health Services (1.6%)
450	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	448,875

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Services
$120	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	$129,237
1,850	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	2,018,812
235	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B3)	12/15/25	5.250	243,813

					2,840,737

Insurance Brokerage (3.8%)
2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/26/21 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	2,068,750
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,154,840
700	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	707,682
437	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	469,714
780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	839,475
1,600	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,663,760

					6,904,221

Investments & Misc. Financial Services (2.5%)
785	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	823,269
1,200	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,258,500
2,425	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/21 @ 104.61)(1)	(B+, B1)	05/01/26	8.000	2,538,005

					4,619,774

Machinery (1.4%)
500	ATS Automation Tooling Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	496,562
100	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC, Caa1)	10/01/27	11.000	113,000
400	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	427,750
1,485	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	1,518,858

					2,556,170

Media - Diversified (0.4%)
550	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC-, Caa3)	08/15/26	5.750	480,458
250	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(CCC+, B3)	04/15/28	5.875	233,125

					713,583

Media Content (0.9%)
980	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1),(9)	(CCC-, Caa2)	08/15/27	6.625	515,725
615	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, B2)	08/15/26	5.375	443,421
587	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	635,795

					1,594,941

Metals & Mining - Excluding Steel (1.6%)
132	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 10/17/22 @ 107.41)(1)	(B, B2)	10/17/25	9.875	154,810
200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 101.81)(1)	(CCC+, Caa2)	04/01/23	7.250	203,805

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	$1,555,312
110	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB-, B1)	01/30/30	4.750	113,518
850	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, Caa1)	02/15/26	7.000	866,363

					2,893,808

Oil Field Equipment & Services (0.6%)
259	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(5),(6),(8),(10)	(NR, NR)	08/28/25	5.000	161,900
1,319	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 106.19)(1)	(CCC+, Caa3)	02/15/25	8.250	965,343

					1,127,243

Packaging (5.0%)
290	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/06/21 @ 103.00)(1)	(B-, Caa1)	02/15/25	6.000	299,135
133	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 04/26/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	138,253
2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 04/26/21 @ 101.72)(1)	(CCC+, Caa2)	01/15/25	6.875	2,035,400
400	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	413,750
1,710	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/26/21 @ 103.13)(1)	(B, B3)	10/15/25	6.250	1,762,369
2,050	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,105,647
1,980	TriMas Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	1,982,475
350	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B, B2)	08/15/26	5.500	367,719

					9,104,748

Personal & Household Products (0.1%)
1,350	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 06/11/21 @ 102.22)(1),(4),(5),(6)	(NR, NR)	03/15/25	8.875	16,875
226	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/06/21 @ 105.06)(1)	(BB, Ba2)	12/31/25	6.750	237,854

					254,729

Pharmaceuticals (3.9%)
500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(1)	(B, B3)	04/01/26	9.250	554,650
250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	272,031
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	558,968
700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	703,591
1,170	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 04/26/21 @ 101.75)(1)	(BB, Ba2)	03/15/24	7.000	1,198,080
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/26/21 @ 101.47)(1)	(B+, B2)	10/15/24	5.875	655,281
400	Endo U.S., Inc. Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B+, B2)	04/01/29	6.125	404,588
800	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	855,352
1,782	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B+, Ba2)	12/15/24	4.375	1,845,484

					7,048,025

Real Estate Development & Management (1.4%)
718	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	789,443

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Real Estate Development & Management
$1,782	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1)	(CCC+, NR)	05/01/25	7.875	$1,768,635

					2,558,078

Real Estate Investment Trusts (2.9%)
900	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	919,328
671	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	652,666
1,400	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,427,125
200	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	208,436
565	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	573,828
1,385	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	1,449,056

					5,230,439

Recreation & Travel (6.4%)
1,500	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	1,563,937
1,035	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC, B3)	04/15/27	5.375	1,062,816
1,325	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC, B3)	07/15/29	5.250	1,366,989
750	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(CCC+, B2)	06/15/26	5.750	795,795
500	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1)	(CCC-, Caa2)	11/15/27	6.625	513,750
800	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	846,080
400	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1),(9)	(B-, B2)	05/01/25	8.750	434,750
1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 102.44)(1)	(CCC, B3)	07/31/24	4.875	1,162,938
650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1),(9)	(CCC, B3)	04/15/27	5.500	674,375
350	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(B, Ba2)	07/01/25	7.000	379,433
2,115	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	2,120,287
625	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B1)	05/15/25	6.250	667,188

					11,588,338

Software - Services (4.7%)
1,675	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	1,707,453
610	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	638,441
200	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	210,058
600	Endurance Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	586,500
257	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	269,047
600	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	690,261
587	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	640,197
160	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	164,278
2,675	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/26/21 @ 102.63)(1)	(CCC+, Caa1)	03/01/24	10.500	2,766,886

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services
$750	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	$798,938

					8,472,059

Specialty Retail (3.0%)
40	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	41,016
491	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	506,344
950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	1,009,375
1,000	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,033,645
200	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	196,960
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	1,030,925
1,650	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	1,427,250
200	Sally Capital, Inc., Rule 144A, Secured Notes (Callable 04/30/22 @ 104.38)(1)	(BB+, Ba2)	04/30/25	8.750	223,000

					5,468,515

Steel Producers/Products (0.3%)
500	Allegheny Technologies, Inc., Global Senior Unsecured Notes (Callable 12/01/22 @ 102.94)(9)	(B, B3)	12/01/27	5.875	518,438

Support - Services (3.0%)
200	Dycom Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.25)(1)	(BB, Ba3)	04/15/29	4.500	200,808
1,635	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	1,709,221
388	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	396,730
200	Sabre Global, Inc., Rule 144A, Senior Secured Notes (Callable 03/16/25 @ 100.00)(1)	(B, Ba3)	04/15/25	9.250	238,750
1,172	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/06/21 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,199,102
253	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB, Ba3)	01/15/28	4.875	266,819
750	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	797,674
595	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	606,528

					5,415,632

Tech Hardware & Equipment (0.8%)
759	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 04/06/21 @ 103.00)(1)	(CCC+, B3)	06/15/25	6.000	775,243
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	521,065
150	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B, Ba3)	03/01/26	6.000	158,593

					1,454,901

Telecom - Wireless (0.6%)
950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB, Ba3)	02/01/28	4.750	1,016,405

Telecom - Wireline Integrated & Services (2.7%)
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	1,307,813
850	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	885,063
205	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Baa3)	05/15/27	5.375	220,494

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 103.94)(1)	(C, NR)	12/31/24	7.875	$447,356
1,325	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,414,305
200	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	204,024
400	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	412,068

					4,891,123

Theaters & Entertainment (2.8%)
1,451	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(8)	(C, Ca)	06/15/26	12.000	1,181,987
1,250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 04/26/21 @ 100.81)	(B, Caa1)	06/01/23	4.875	1,244,781
380	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	417,763
66	Expedia Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 100.00)(1)	(BBB-, Baa3)	05/01/25	6.250	76,357
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/21 @ 102.44)(1)	(B-, B3)	11/01/24	4.875	1,044,680
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/26/21 @ 104.22)(1)	(B-, B3)	03/15/26	5.625	728,070
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	327,946

					5,021,584

Transport Infrastructure/Services (1.1%)
2,110	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/26/21 @ 100.00)(1)	(CCC, Caa2)	08/15/22	11.250	1,991,312

TOTAL CORPORATE BONDS (Cost $148,967,993)					150,283,738

BANK LOANS (32.1%)
Advertising (0.3%)
395	Southern Graphics, Inc., LIBOR 1M + 3.250%(11)	(CCC+, B3)	12/31/22	3.365	297,838
725	Southern Graphics, Inc., LIBOR 1M + 7.500%(7),(11)	(CCC-, Caa3)	12/31/23	7.615	285,168

					583,006

Aerospace & Defense (0.4%)
700	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750%(6),(11)	(NR, NR)	01/31/28	0.000	698,250

Auto Parts & Equipment (0.9%)
732	Dayco Products LLC, LIBOR 3M + 4.250%(11)	(CCC+, Caa2)	05/19/23	4.440	668,800
216	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(8),(11)	(CCC-, Caa3)	03/02/26	11.000	208,258
321	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(8),(11)	(B-, Caa1)	08/28/25	7.000	317,781
380	U.S. Farathane LLC, LIBOR 3M + 4.250%(11)	(B, B2)	12/23/24	5.250	379,140

					1,573,979

Building & Construction (1.2%)
1,352	ACProducts, Inc., LIBOR 3M + 6.500%(11)	(B, B2)	08/18/25	7.500	1,383,164
739	TRC Companies, Inc., LIBOR 1M + 4.500%(6),(11)	(B, B2)	06/21/24	5.250	741,755

					2,124,919

Building Materials (0.5%)
1,000	Airxcel, Inc., LIBOR 1M + 8.750%(11)	(CCC, Caa2)	04/27/26	8.865	985,000

Chemicals (4.4%)
1,478	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(11)	(BB-, B1)	08/27/26	5.500	1,499,554
1,627	PMHC II, Inc., LIBOR 12M + 3.500%(11)	(CCC+, Caa1)	03/31/25	4.500	1,591,361
1,564	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(6),(11)	(B-, B2)	10/15/25	4.857 - 4.859	1,556,180
134	UTEX Industries, Inc., LIBOR 1M + 7.000%(11)	(NR, NR)	12/03/24	8.500	135,677
64	UTEX Industries, Inc., LIBOR 1M + 5.250%(11)	(NR, NR)	12/03/25	5.250	62,936
1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(7),(11)	(CCC-, Caa3)	10/27/25	9.250	1,638,621

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals
$1,507	Zep, Inc., LIBOR 3M + 4.000%(11)	(B-, B3)	08/12/24	5.000	$1,495,042

					7,979,371

Diversified Capital Goods (0.7%)
519	Callaway Golf Co., LIBOR 1M + 4.500%(11)	(B+, B1)	01/02/26	4.611	521,941
739	GrafTech Finance, Inc., LIBOR 1M + 3.000%(11)	(BB, Ba3)	02/12/25	3.500	740,439

					1,262,380

Electronics (2.2%)
252	Bright Bidco B.V., LIBOR 6M + 3.500%(11)	(CCC, Caa3)	06/30/24	0.000	193,118
750	CPI International, Inc., LIBOR 1M + 7.250%(6),(7),(11)	(CCC, Caa2)	07/26/25	8.250	693,318
1,550	EXC Holdings III Corp., LIBOR 3M + 7.500%(11)	(CCC+, Caa2)	12/01/25	8.500	1,553,681
1,553	Oberthur Technologies SA, LIBOR 3M + 3.750%(11)	(B-, B3)	01/10/24	3.953	1,529,477

					3,969,594

Food - Wholesale (0.4%)
649	United Natural Foods, Inc., LIBOR 1M + 3.500%(11)	(B, B2)	10/22/25	3.609	649,933

Gaming (0.5%)
929	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.500% Cash, 3.000% PIK(8),(11)	(B-, B2)	03/13/25	7.500	916,250

Gas Distribution (1.4%)
1,471	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(6),(11)	(B, B2)	11/01/24	3.690	1,443,737
1,172	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(11)	(B, B3)	09/27/24	6.500	1,165,311

					2,609,048

Health Facility (0.4%)
685	Western Dental Services, Inc., LIBOR 1M + 5.250%(11)	(CCC+, Caa1)	06/30/23	6.250	672,388

Health Services (1.8%)
1,921	Athenahealth, Inc., LIBOR 3M + 4.250%(11)	(B, B2)	02/11/26	4.453	1,928,649
576	Carestream Health, Inc., LIBOR 3M + 6.750%(11)	(B-, B1)	05/08/23	7.750	575,483
828	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(11)	(B-, B3)	12/10/27	6.250	832,197

					3,336,329

Insurance Brokerage (1.5%)
1,926	Acrisure LLC, LIBOR 3M + 3.500%(11)	(B, B2)	02/15/27	3.703	1,906,323
829	Alera Group Holdings, Inc., LIBOR 1M + 4.000%(6),(11)	(B, B2)	08/01/25	4.500	830,478

					2,736,801

Investments & Misc. Financial Services (1.1%)
988	Advisor Group, Inc., LIBOR 1M + 4.500%(11)	(B-, B2)	07/31/26	4.615	988,428
865	Deerfield Dakota Holding LLC, LIBOR 1M + 8.000%(6),(11)	(CCC, Caa2)	04/07/28	9.000	882,692
570	Ditech Holding Corp., PRIME + 7.000%(4),(11)	(NR, NR)	06/30/22	11.250	105,064

					1,976,184

Life Insurance (0.6%)
1,046	Vida Capital, Inc., LIBOR 1M + 6.000%(6),(11)	(B, B2)	10/01/26	6.109	1,009,752

Machinery (1.1%)
493	Granite Holdings U.S. Acquisition Co., LIBOR 3M + 4.000%(6),(11)	(B-, B1)	09/30/26	4.203	491,981
798	LTI Holdings, Inc., LIBOR 1M + 6.750%(6),(7),(11)	(CCC+, Caa2)	09/06/26	6.859	795,270
443	LTI Holdings, Inc., LIBOR 1M + 3.500%(11)	(B-, B2)	09/06/25	3.609	437,319
302	WireCo WorldGroup, Inc., LIBOR 6M + 9.000%(7),(11)	(CCC+, Caa3)	09/30/24	10.000	274,598

					1,999,168

Medical Products (0.8%)
873	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(11)	(CCC+, B3)	06/15/23	6.000	840,754
700	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(6),(11)	(CCC+, B3)	07/02/25	0.000	700,000

					1,540,754

Packaging (0.1%)
540	Strategic Materials, Inc., LIBOR 3M + 7.750%(7),(11)	(CC, C)	10/31/25	8.750	267,300

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Personal & Household Products (1.1%)
$757	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(11)	(B, Caa2)	08/10/23	8.500	$725,957
1,249	Serta Simmons Bedding LLC (First Out Term Loan), LIBOR 1M + 7.500%(11)	(B+, B2)	08/10/23	8.500	1,267,389

					1,993,346

Pharmaceuticals (0.3%)
535	Akorn, Inc., LIBOR 3M + 7.500%(11)	(CCC+, Caa2)	10/01/25	8.500	548,804

Real Estate Investment Trusts (0.4%)
647	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(6),(11)	(B+, Ba2)	04/23/26	5.750	649,976

Recreation & Travel (2.3%)
1,613	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(11)	(CCC-, Caa3)	09/04/26	7.885	1,455,472
988	Bulldog Purchaser, Inc., LIBOR 2M + 3.750%(11)	(B-, B3)	09/05/25	3.885	928,588
1,032	Hornblower Sub LLC, LIBOR 3M + 4.500%(6),(11)	(CCC-, Caa2)	04/27/25	5.750	951,589
773	Hornblower Sub LLC, LIBOR 3M + 8.125%(6),(11)	(NR, NR)	11/10/25	9.125	819,587

					4,155,236

Restaurants (0.1%)
15	Golden Nugget, Inc., LIBOR 3M + 12.000%(6),(11)	(NR, NR)	10/04/23	13.000	17,290
200	Tacala LLC, LIBOR 1M + 7.500%(11)	(CCC, Caa2)	02/04/28	8.250	200,084

					217,374

Software - Services (3.9%)
1,218	Aston FinCo Sarl, LIBOR 3M + 4.250%(11)	(B-, B2)	10/09/26	4.360	1,213,228
1,750	Epicor Software Corp., LIBOR 1M + 7.750%(11)	(CCC, Caa2)	07/31/28	8.750	1,813,437
472	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(11)	(CCC+, B2)	06/13/24	4.500	463,094
1,703	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(11)	(CCC-, Caa2)	06/13/25	8.250	1,716,365
440	Hyland Software, Inc., LIBOR 1M + 7.000%(11)	(CCC, Caa1)	07/07/25	7.750	441,833
481	Project Leopard Holdings, Inc., LIBOR 3M + 4.750%(11)	(B, B2)	07/07/24	5.750	480,967
1,000	SkillSoft Corp., LIBOR 3M + 7.500%(11)	(B+, B1)	12/27/24	8.500	1,027,500

					7,156,424

Support - Services (0.9%)
735	IG Investment Holdings, LLC, LIBOR 3M + 4.000%(11)	(B-, B2)	05/23/25	5.000	736,036
164	Nuvei Technologies Corp., LIBOR 1M + 4.000%(6),(11)	(B+, Ba3)	09/29/25	4.750	165,074
650	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(7),(11)	(CCC, Caa1)	08/25/25	8.750	651,544

					1,552,654

Telecom - Wireline Integrated & Services (0.7%)
297	GTT Communications, Inc. (2020 Delayed Draw Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(8),(11)	(CCC+, NR)	12/31/21	8.500	303,717
170	GTT Communications, Inc. (2020 Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(8),(11)	(CCC+, NR)	12/31/21	8.500	174,083
875	TVC Albany, Inc., LIBOR 1M + 7.500%(7),(11)	(CCC, Caa2)	07/23/26	7.610	798,438

					1,276,238

Theaters & Entertainment (2.1%)
1,530	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(11)	(CCC+, B3)	07/03/26	5.500	1,527,895
1,589	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(11)	(CCC+, B3)	05/18/25	2.857 - 2.940	1,506,264
744	William Morris Endeavor Entertainment LLC, LIBOR 3M + 8.500%(11)	(CCC+, B3)	05/18/25	9.500	790,898

					3,825,057

TOTAL BANK LOANS (Cost $59,005,089)					58,265,515

ASSET BACKED SECURITIES (5.7%)
Collateralized Debt Obligations (5.7%)
1,000	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550% (1),(11)	(BB-, NR)	01/20/32	7.774	965,075
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 7.940% (1),(11)	(BB-, NR)	10/15/32	8.181	753,703
1,000	Battalion CLO VII Ltd., 2014-7A, Rule 144A, LIBOR 3M + 6.310% (1),(11)	(NR, Ba3)	07/17/28	6.533	989,019
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.950% (1),(11)	(NR, Baa3)	04/20/32	4.174	1,001,135

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(11)	(BB-, NR)	01/17/33	6.573	$999,746
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720% (1),(11)	(NR, NR)	04/20/34	6.917	978,027
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750% (1),(11)	(NR, Ba3)	01/20/29	6.974	967,116
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(11)	(BB-, NR)	10/20/32	7.448	994,278
750	Octagon Investment Partners 48 Ltd., 2020-3A, Rule 144A, LIBOR 3M + 7.660% (1),(11)	(BB-, NR)	10/20/31	7.892	752,720
1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, NR)	04/20/37	5.459	1,000,000
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710% (1),(11)	(BB-, NR)	01/20/34	7.913	992,749

TOTAL ASSET BACKED SECURITIES (Cost $10,364,024)					10,393,568

Number of Shares

COMMON STOCKS (1.1%)
Auto Parts & Equipment (0.3%)
18,270	Jason Group, Inc.(12)				118,757
46,071	Remainco LLC(5),(6),(12)				348,757

					467,514

Building & Construction (0.0%)
5	White Forest Resources, Inc.(5),(6),(12)				—

Chemicals (0.2%)
2,794	Project Investor Holdings LLC(5),(6),(7),(12)				28
46,574	Proppants Holdings LLC(5),(6),(7),(12)				2,329
10,028	UTEX Industries, Inc.(12)				411,148

					413,505

Energy - Exploration & Production (0.1%)
12,239	Talos Energy, Inc.(12)				147,357

Oil Field Equipment & Services (0.0%)
2,820	Pioneer Energy Services Corp.(5),(6),(12)				4,230

Pharmaceuticals (0.4%)
45,583	Akorn Holding Company LLC(12)				700,839

Support - Services (0.1%)
800	LTR Holdings LLC(5),(6),(7),(12)				228,736
433	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(12)				—
39	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(12)				—
96	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(12)				1

					228,737

TOTAL COMMON STOCKS (Cost $2,782,263)					1,962,182

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(12) (Cost $6,054)				—

SHORT-TERM INVESTMENTS (1.2%)
2,243,300	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(13) (Cost $2,243,300)				2,243,300

TOTAL INVESTMENTS AT VALUE (122.9%) (Cost $223,368,723)					223,148,303

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.9%)					(41,505,578)

NET ASSETS (100.0%)					$181,642,725

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2021 (unaudited)

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl — société à responsabilité limitée

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $140,821,487 or 77.5% of net assets.

(2)	This security is denominated in British Pound.
(3)	This security is denominated in Euro.
(4)	Bond is currently in default.
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(6)	Security is valued using significant unobservable inputs.
(7)	Illiquid security (unaudited).
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	Security or portion thereof is out on loan.
(10)	Convertible security.
(11)	Variable rate obligation — The interest rate shown is the rate in effect as of March 31, 2021.
(12)	Non-income producing security.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2021.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	26,465	USD	31,355	10/13/21	Deutsche Bank AG	$31,355	$31,234	$(121)
GBP	13,000	USD	16,854	10/13/21	Barclays Bank PLC	16,854	17,947	1,093
USD	1,021,318	EUR	861,962	10/13/21	Morgan Stanley	(1,021,318)	(1,017,281)	4,037
USD	42,355	EUR	35,385	10/13/21	Deutsche Bank AG	(42,355)	(41,761)	594
USD	703,122	GBP	543,171	10/13/21	Deutsche Bank AG	(703,122)	(749,851)	(46,729)

								$(41,126)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$150,101,233	$182,505		$150,283,738
Bank Loans	—	45,818,586	12,446,929		58,265,515
Asset Backed Securities	—	10,393,568	—		10,393,568
Common Stocks	147,357	1,230,744	584,081		1,962,182
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	2,243,300	—		2,243,300

	$147,357	$209,787,431	$13,213,515		$223,148,303

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$5,724	$—		$5,724

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$46,850	$—		$46,850

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of March 31, 2021 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of December 31, 2020	$117,591	$11,862,301	$526,478	$0	(1)	$12,506,370
Accrued discounts (premiums)	—	(15,080)	—	—		(15,080)
Purchases	—	3,386,869	—	—		3,386,869
Sales	—	(3,341,611)	—	—		(3,341,611)
Realized gain (loss)	—	5,700	—	—		5,700
Change in unrealized appreciation (depreciation)	48,039	194,716	57,603	—		300,358
Transfers into Level 3	16,875	3,951,506	—	—		3,968,381
Transfers out of Level 3	—	(3,597,472)	—	—		(3,597,472)

Balance as of March 31, 2021	$182,505	$12,446,929	$584,081	$0	(1)	$13,213,515

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$48,039	$94,456	$57,603	—		$200,098

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 03/31/2021	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$12,446,929	Vendor pricing	Single Broker Quote	$0.92 - $1.15 ($0.99)
Common Stocks	$351,115	Income Approach	Expected Remaining Distribution	$0.00 - $7.57 ($7.52)
	$228,736	Market Approach	EBITDA Multiples	8.1 (N/A	)
	$4,230	Vendor pricing	Single Broker Quote	$1.50 (N/A	)
Corporate Bonds	$3,730	Income Approach	Expected Remaining Distribution	$0.01 (N/A	)
	$178,775	Vendor pricing	Single Broker Quote	$0.01 - $0.63 ($0.57)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A	)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended March 31, 2021, $3,968,381 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $3,597,472 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.